Document and Entity Information	Jun. 29, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 29, 2015
Document Effective Date	Jun. 29, 2015
Prospectus Date	Apr. 01, 2015
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class D
Prospectus:
Trading Symbol	AWTDX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX